Stockholders' Equity (10K) (Details 9) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants issued in connection with Notes				21,667
Warrants issued with purchase of Series D Preferred			21,418	18,989
Warrants issued in the Series D Preferred exchange				10,454
Warrants issued with line of credit			11,564
Contingent Warrants issued			120,785
Number of warrants issued	40,560	124,711	153,767	51,110
Related Party [Member]
Class of Warrant or Right [Line Items]
Warrants issued in connection with Notes				19,584
Warrants issued with purchase of Series D Preferred			6,159	9,561
Warrants issued in the Series D Preferred exchange				2,827
Contingent Warrants issued			34,062
Number of warrants issued			40,221	31,972
Other Holders [Member]
Class of Warrant or Right [Line Items]
Warrants issued in connection with Notes				2,083
Warrants issued with purchase of Series D Preferred			15,259	9,428
Warrants issued in the Series D Preferred exchange				7,627
Warrants issued with line of credit			11,564
Contingent Warrants issued			86,723
Number of warrants issued			113,546	19,138